CONSOLIDATED STATEMENTS OF CASH FLOWS $ in Thousands	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 527,386	$ 578,013	$ 398,672
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	368,394	382,806	378,597
Amortization of deferred financing costs	28,055	18,159	13,272
Amortization of deferred interest expense	0	756	2,138
Amortization of discount on senior notes payable	0	71	801
Excess payment on acquisition of assets and liabilities	0	0	5,747
Interest accretion on capital lease obligations	19,756	16,063	0
Interest income on restricted cash	(9,050)	0	0
Loss on disposal of property and equipment	4,550	2,483	887
Impairment loss recognized on property and equipment	4,146	0	0
Allowance for doubtful debts and direct write off	37,669	44,299	28,416
Written off contract acquisition costs	0	1,582	0
Gain on disposal of assets held for sale	(22,072)	0	0
Loss on extinguishment of debt	0	50,935	0
Written off deferred financing costs on modification of debt	0	10,538	0
Share-based compensation	20,401	14,987	8,973
Reclassification of accumulated income of forward exchange rate contracts from accumulated other comprehensive losses	0	0	(138)
Change in fair value of interest rate swap agreements	0	0	(363)
Changes in operating assets and liabilities:
Accounts receivable	(7,732)	(15,261)	(42,367)
Amounts due from affiliated companies	(1,056)	1,299	524
Amount due from a shareholder	0	0	6
Inventories	(4,942)	(1,593)	(1,318)
Prepaid expenses and other current assets	(3,893)	(25,974)	(3,716)
Long-term prepayments, deposits and other assets	(49,007)	(1,197)	(2,679)
Deferred tax assets	(22)	12	(81)
Accounts payable	4,603	(3,920)	1,722
Accrued expenses and other current liabilities	(42,668)	71,527	164,886
Income tax payable	(239)	5,640	(313)
Amounts due to affiliated companies	(2,000)	2,164	(564)
Amount due to a shareholder	(79)	79	0
Other long-term liabilities	26,271	2,010	809
Deferred tax liabilities	(3,857)	(3,544)	(3,678)
Net cash provided by (used in) operating activities	894,614	1,151,934	950,233
CASH FLOWS FROM INVESTING ACTIVITIES
Payment for capitalized construction costs	(977,182)	(496,915)	(79,211)
Changes in restricted cash	(678,151)	268,414	(1,047,019)
Payment for acquisition of property and equipment	(237,715)	(78,250)	(141,269)
Placement of bank deposits with original maturity over three months	(110,616)	(626,940)	0
Advance payments for construction costs	(107,587)	(161,633)	0
Deposits for acquisition of property and equipment	(99,443)	(17,198)	(7,708)
Payment for land use rights	(50,541)	(64,297)	(53,830)
Payment for entertainment production costs	(1,346)	(2,064)	(1,788)
Payment for contract acquisition costs	0	(27,722)	0
Payment for security deposit	0	(4,293)	0
Proceeds from deposits on sale of assets held for sale	0	1,285	0
Net payment for acquisition of assets and liabilities	0	0	(5,315)
Proceeds from sale of property and equipment	1,117	343	422
Net proceeds from sale of assets held for sale	29,255	0	0
Withdrawals of bank deposits with original maturity over three months	626,940	0	0
Net cash used in investing activities	(1,605,269)	(1,209,270)	(1,335,718)
CASH FLOWS FROM FINANCING ACTIVITIES
Dividends paid	(342,718)	0	0
Repurchase of shares for retirement	(300,495)	0	0
Principal payments on long-term debt	(262,563)	(1,667,969)	(2,755)
Payment of deferred financing costs	(12,742)	(129,133)	(30,297)
Purchase of shares under trust arrangement for future vesting of restricted shares	(1,721)	(8,770)	0
Principal payments on capital lease obligations	(228)	(38)	0
Prepayment of deferred financing costs	0	(56,535)	(18,812)
Deferred payment for acquisition of assets and liabilities	0	(25,000)	(25,000)
Proceeds from exercise of share options	736	4,017	3,599
Capital contribution from noncontrolling interests	92,000	280,000	140,000
Net proceeds from issuance of shares of a subsidiary	122,167	338,461	0
Proceeds from long-term debt	1,632,514	1,000,000	868,000
Net cash (used in) provided by financing activities	926,950	(264,967)	934,735
EFFECT OF FOREIGN EXCHANGE ON CASH AND CASH EQUIVALENTS	(397)	(5,149)	1,935
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	215,898	(327,452)	551,185
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	1,381,757	1,709,209	1,158,024
CASH AND CASH EQUIVALENTS AT END OF YEAR	1,597,655	1,381,757	1,709,209
SUPPLEMENTAL DISCLOSURES OF CASH FLOWS
Cash paid for interest (net of capitalized interest)	(95,118)	(127,807)	(102,015)
Cash paid for tax (net of refunds)	(7,154)	(333)	(1,129)
NON-CASH INVESTING AND FINANCING ACTIVITIES
Costs of property and equipment funded through capital lease obligations	850	288,535	0
Costs of property and equipment funded through accrued expenses and other current liabilities and other long-term liabilities	60,738	15,744	10,967
Costs of property and equipment funded through amounts due to affiliated companies	2,809	215	428
Construction costs funded through accrued expenses and other current liabilities, other long-term liabilities and capital lease obligations	200,800	87,611	49,508
Land use rights costs funded through accrued expenses and other current liabilities and land use rights payable	0	14,608	69,057
Deferred financing costs funded through accrued expenses and other current liabilities	$ 248	$ 4,522	$ 7,080